Goodwill, Intangible Assets and Acquisitions - Changes in the Group's Goodwill (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($) segment
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 120,151
Currency translation adjustment	(6,537)
Balance at the end of the year	$ 113,614
Operating segments | segment	2
Impairment charge of goodwill recognized	$ 0
Advertising and marketing revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	77,161
Currency translation adjustment	(4,198)
Balance at the end of the year	72,963
Value-added services revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	42,990
Currency translation adjustment	(2,339)
Balance at the end of the year	$ 40,651